COMMITMENTS AND CONTINGENCIES (Details 3) In Millions					12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 InvestSvyaz Holding USD ($)	Dec. 31, 2010 Moscow Bank of Reconstruction and Development ("MBRD") USD ($)	Dec. 31, 2006 Moscow Bank of Reconstruction and Development ("MBRD") EUR (€)	Dec. 31, 2010 Repayment of Debt [Member] EUR (€)
Issued guarantees
Credit line repaid					€ 5.6
Guarantee amount		0.9	0.3
Credit line amount				2.1
Potential guarantees liability	$ 1.2